April 8, 2024

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC  20549

Re:	NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Dear Sir or Madam:

On behalf of NEOS ETF Trust, a registered investment company (the “Registrant”), we hereby submit via electronic filing Post-Effective Amendment No. 123 to the Trust’s Registration Statement under the Securities Act of 1933, as amended. The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933. The main purpose of this filing is to add new series of the Trust, NEOS Russell 2000 High Income ETF.

If you have any questions, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench